Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property, Plant and Equipment

	12.31.2017	12.31.2016
Cost	10,217,306,449	8,376,720,986
Accumulated depreciation	(4,238,629,958)	(3,495,793,783)

Total	5,978,676,491	4,880,927,203

Land	37,642,361	36,162,817
Plant and buildings	790,301,574	744,839,769
Machinery, equipment and spare parts	3,722,384,044	2,959,823,921
Transport and load vehicles	439,139,338	287,181,987
Furniture and fixtures	16,920,388	13,810,449
Quarries	579,601,085	429,197,452
Tools and devices	14,827,210	11,395,746
Work in progress	377,860,491	398,515,062

Total	5,978,676,491	4,880,927,203

As of December 31, 2017, the breakdown is as follows:

13.	PROPERTY, PLANT AND EQUIPMENT (Cont.)

Cost

	Land	Plants and buildings	Machinery, equipment and spare parts	Transport and load vehicles	Furniture and fixtures	Quarries	Tools and devices	Work in progress	Total
Balances as of January 1, 2016	30,126,726	1,549,752,475	2,099,981,800	480,908,249	123,311,403	589,358,349	25,140,153	255,726,133	5,154,305,288
Business combination under common control (Note 16)	6,486,368	28,336	2,158,470,335	3,127,920	2,061,912	134,996,703	—	1,373,246	2,306,544,820
Additions	—	—	—	90,649,867	—	383,142,698	6,264,333	442,983,575	923,040,473
Disposals	(450,277)	—	(618,137)	(6,080,942)	(20,239)	—	—	—	(7,169,595)
Transfers	—	102,690,577	195,085,826	—	3,791,489	—	—	(301,567,892)	—

Balances as of December 31, 2016	36,162,817	1,652,471,388	4,452,919,824	568,605,094	129,144,565	1,107,497,750	31,404,486	398,515,062	8,376,720,986
Effect of foreign currency exchange differences	1,479,544	4,706	497,424,954	687,099	473,669	30,792,831	—	8,380,401	539,243,204
Additions	—	—	—	207,735,655	6,229,778	400,489,338	7,241,286	687,713,771	1,309,409,828
Disposals	—	—	—	(8,067,569)	—	—	—	—	(8,067,569)
Transfers	—	106,764,112	609,984,631	—	—	—	—	(716,748,743)	—

Balances as of December 31, 2017	37,642,361	1,759,240,206	5,560,329,409	768,960,279	135,848,012	1,538,779,919	38,645,772	389,886,273	10,217,306,449

13.	PROPERTY, PLANT AND EQUIPMENT (Cont.)

Accumulated depreciation

	Land	Plants and buildings	Machinery, equipment and spare parts	Transport and load vehicles	Furniture and fixtures	Quarries	Tools and devices	Total
Balances as of January 1, 2016	—	(859,137,796)	(1,053,283,647)	(241,131,264)	(110,151,232)	(350,179,193)	(16,954,928)	(2,630,838,060)
Business combination under common control (Note 16)	—	(28,336)	(364,045,860)	(3,084,505)	(1,332,248)	(1,774,435)	—	(370,265,384)
Depreciation charge	—	—	470,870	5,052,477	14,286	—	—	5,537,633
Disposals	—	(48,465,487)	(76,237,266)	(42,259,815)	(3,864,922)	(326,346,670)	(3,053,812)	(500,227,972)

Balances as of December 31, 2016	—	(907,631,619)	(1,493,095,903)	(281,423,107)	(115,334,116)	(678,300,298)	(20,008,740)	(3,495,793,783)
Effect of foreign currency exchange differences	—	(4,706)	(104,105,141)	(521,145)	(214,576)	(4,159,156)	—	(108,904,724)
Depreciation charge	—	(61,302,307)	(240,844,321)	(55,303,717)	(3,378,932)	(276,719,380)	(3,809,822)	(641,358,479)
Disposals	—			7,427,028				7,427,028

Balances as of December 31, 2017	—	(968,938,632)	(1,837,945,365)	(329,820,941)	(118,927,624)	(959,178,834)	(23,818,562)	(4,238,629,958)